Equipment on Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Lease Income [Abstract]
Operating lease income	¥ 1,256,945	¥ 1,141,819